Income Tax/Deferred Tax - Summary of Reconciliation of Income Tax Charged to Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income Before Income Tax for the Year	$ 258,810,311	$ 2,932,829,539	$ 1,560,718,035
Current Tax Rate	35.00%	35.00%	35.00%
Income for the Year at Tax Rate	$ (90,583,608)	$ (1,026,490,339)	$ (546,251,312)
Income for Equity Instruments	1,674,570	323,492,737	2,937,690
Untaxed Income	29,838,824	5,091,553	21,277,120
Donations and Other Non-deductible Expenses	(1,383,097)	(1,662,838)	(1,827,216)
Other	558,321,264	1,132,186,712	1,033,205,204
Inflation effect	(11,021,081)	(340,168,568)	(20,766,570)
Tax inflation adjustment	(565,714,285)	(890,737,974)	(1,078,999,565)
Current Income Tax	(244,327,347)	(355,466,720)	(844,295,551)
Deferred Tax Charge	73,829,951	(248,262,787)	454,991,485
Update of the charge tax for inflation effects	5,137,320	1,028,390	4,053,579
Tax Return adjustment from previous fiscal year	86,492,663	(195,587,600)	(205,174,162)
Total Income Tax Charge for the Year	$ (78,867,413)	$ (798,288,717)	$ (590,424,649)